LEASES	6 Months Ended
Jun. 30, 2024
LEASES
LEASES

12. LEASES

As of December 31, 2023 and June 30, 2024, the Group had operating leases recorded on its condensed consolidated balance sheets for certain office spaces that expire on various dates through 2026. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2023 and June 30, 2024 is as follows:

	As of December 31,	As of June 30,
	2023	2024
	US$
Assets
Operating lease right-of-use assets	365,103	254,048
Liabilities
Current portion of operating lease liabilities	195,955	141,281
Operating lease liabilities	173,660	114,086
Weighted average remaining lease term (years)	2.1	1.8
Weighted average discount rate	4.4%	4.1%

Information related to operating lease activity during the six months ended June 30, 2023 and 2024 is as follows:

	For the Six Months Ended June 30,
	2023	2024
	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	108,565	109,251
Expense for short-term leases within 12 months	6,669	6,778
Interest of lease liabilities	5,130	6,889
	120,364	122,918

Maturities of lease liabilities were as follows:

	As of December 31,	As of June 30,
	2023	2024
	US$
Remainder of 2024	207,155	87,048
2025	123,546	122,782
2026	55,499	55,156
Total undiscounted lease payments	386,200	264,986
Less: imputed interest	(16,585)	(9,619)
Total lease liabilities	369,615	255,367